Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax	$ (29,516)	¥ (193,391)	¥ (175,925)	¥ (231,758)
Income tax computed at respective applicable tax rate		(48,348)	(43,981)	(57,940)
Effect of different tax jurisdiction		14,272	19,507	25,553
Super deduction for research and development expenses (a)		(2,632)	(4,719)	(5,969)
Non-deductible expenses		140	138	133
Change in valuation allowance		37,439	29,567	38,364
Total	$ 133	¥ 871	¥ 512	¥ 141
PRC statutory income tax rates	25.00%	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	(7.00%)	(7.00%)	(11.00%)	(11.00%)
Super deduction for research and development expenses	1.00%	1.00%	3.00%	3.00%
Non-deductible expenses	0.00%	0.00%	0.00%	0.00%
Change in valuation allowance	(19.00%)	(19.00%)	(17.00%)	(17.00%)
Total	0.00%	0.00%	0.00%	0.00%